RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Due from related party transaction	¥ 0	¥ 0
Due to related party transaction	0	0
Related party transaction amount	¥ 0	¥ 0	¥ 0